ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2011
Issuance Of Common Stock

Changes in the number of shares issued in fiscal 2009, 2010 and 2011 are as follows:

	Number of shares
	2009	2010	2011
Beginning balance	92,193,067	92,217,067	110,229,948
Issuance of common stock	0	18,000,000	0
Exercise of stock options	24,000	11,000	14,000
Conversion of convertible bonds	0	1,881	1,898

Ending balance	92,217,067	110,229,948	110,245,846